INVESTMENTS - (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INVESTMENTS
Debt investments	¥ 17,625		¥ 18,128
Equity investments	31,717		32,049
Long-term investments	¥ 49,342	$ 6,950	¥ 50,177